Description of Organization and Business Operations (Details) - USD ($)			6 Months Ended	9 Months Ended
	Mar. 26, 2025	Aug. 19, 2024	Jun. 30, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Redemption price	$ 925,000,000		$ 925,000,000
Inception period			April 4, 2024 (inception) through June 30, 2025	April 4, 2024 (inception) through December 31, 2024
Gross proceeds from initial public offering				$ 226,000,000
Proceeds from issuance of private placement				6,850,000
Deferred underwriting fee			$ 10,720,000	$ 10,720,000
Percentage of fair market value			80.00%	80.00%
Ownership percentage			50.00%	50.00%
Obligation maturity term			185 days	185 days
Period to complete business combination			24 months	24 months
Shares redemption obligation percentage			100.00%	100.00%
Period to redeem public shares			10 days	10 days
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Public price (in Dollars per share)			$ 10.05	$ 10.05
Cash in operating bank			$ 124,083	$ 668,089
Working capital			$ 2,185,772	$ 361,543
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)			6,850,000	6,850,000
Sale of stock price per share (in Dollars per share)			$ 1	$ 1
Proceeds from issuance of private placement			$ 6,850,000	$ 6,850,000
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Cash deposited in trust account per unit (in Dollars per share)			$ 10.05	$ 10.05
Cantor Fitzgerald & Co.[Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from issuance of private placement			$ 6,850,000	$ 6,850,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock price per share (in Dollars per share)			$ 0.0001
Public price (in Dollars per share)			$ 12	$ 12
Private Investment in Public Equity [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Domesticated common stock (in Shares)	5,000,000		5,000,000
Unit price per share (in Dollars per share)	$ 10		$ 10
IPO [Member]
Description of Organization and Business Operations [Line Items]
Unit price per share (in Dollars per share)		$ 10
Number of founder shares purchased by sponsor (in Shares)		23,000,000
Sale of stock price per share (in Dollars per share)		$ 10
Transaction costs			$ 15,396,014	$ 15,396,014
Cash underwriting fee			4,000,000	4,000,000
Deferred underwriting fee			4,000,000	4,000,000
Other offering costs			$ 676,014	$ 676,014
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds from initial public offering		$ 231,150,000
Sale of stock price per share (in Dollars per share)		$ 10.05
IPO [Member] | Business Combination [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Public price (in Dollars per share)			$ 10.05	$ 10.05
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Unit price per share (in Dollars per share)		$ 10
Number of founder shares purchased by sponsor (in Shares)		23,000,000
Gross proceeds from initial public offering		$ 230,000,000
Sale of stock price per share (in Dollars per share)		$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Domesticated common stock (in Shares)		3,000,000	3,000,000
Number of founder shares purchased by sponsor (in Shares)		3,000,000		3,000,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of founder shares purchased by sponsor (in Shares)		3,000,000